Shareholder Report, Line Graph (Details) - USD ($)	Dec. 18, 2023	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023
C000246894
Account Value [Line Items]
Line Graph and Table Measure Name	PlanRock Alternative Growth ETF
Account Value	$ 10,000	$ 11,340	$ 10,903	$ 11,033	$ 10,990	$ 10,840	$ 10,537	$ 11,040	$ 10,653	$ 10,147	$ 10,083
C000246897
Account Value [Line Items]
Line Graph and Table Measure Name	PlanRock Market Neutral Income ETF
Account Value	$ 10,000	9,942	9,816	9,935	9,835	9,991	9,978	9,900	9,813	10,017	9,930
MSCI ACWI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net
Account Value	$ 10,000	12,033	11,760	11,469	11,287	11,041	10,610	10,972	10,638	10,200	10,141
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,000	$ 10,534	$ 10,394	$ 10,247	$ 10,013	$ 9,919	$ 9,754	$ 10,007	$ 9,915	$ 10,057	$ 10,085